Subsequent events (Details) € in Millions, £ in Millions					12 Months Ended
	Jun. 13, 2023 GBP (£)	May 25, 2023 EUR (€)	May 25, 2023 GBP (£)	May 25, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Apr. 17, 2023 USD ($)	Mar. 31, 2022 EUR (€)
Subsequent events
Current investments | €					€ 7,017		€ 7,931
M-PESA Holding Co. Limited
Subsequent events
Current investments | €					1,247
Amounts due to customers | €					€ 1,226
Proportion of ownership interest in subsidiary					100.00%
Disposal of major subsidiary [member] | M-PESA Holding Co. Limited
Subsequent events
Consideration for sale | $						$ 1
Binding agreement for Vodafone UK and Three UK merger | Vodafone UK and Three UK MergeCo after merger transaction | If merger is executed
Subsequent events
Proportion of ownership interest in subsidiary	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%
Debt contributed to entity in merger transaction | £	£ 4,300
Cash consideration paid to entity in merger transaction | £	£ 0
Proportion of ownership interest in subsidiary if call or put options are exercised	100.00%
Period after completion of transactions that call and put options become exercisable	3 years
Percentage of additional ownership interest in entity that can be acquired through call option	49.00%
Percentage of non-cash consideration for exercise of put or call option that should be settled by issuance of shares	33.33%
Binding agreement for Vodafone UK and Three UK merger | Vodafone UK and Three UK MergeCo after merger transaction | If merger is executed | Second anniversary of option exercise date
Subsequent events
Percentage of loan notes issued on exercise of call or put option	50.00%
Binding agreement for Vodafone UK and Three UK merger | Vodafone UK and Three UK MergeCo after merger transaction | If merger is executed | Fourth anniversary of option exercise date
Subsequent events
Percentage of loan notes issued on exercise of call or put option	50.00%
Binding agreement for Vodafone UK and Three UK merger | Vodafone UK and Three UK MergeCo after merger transaction | If merger is executed | Minimum
Subsequent events
Fair market value of enterprise for call and put options to become exercisable | £	£ 16,500
Binding agreement for Vodafone UK and Three UK merger | Vodafone UK and Three UK MergeCo after merger transaction | If merger is executed | Maximum
Subsequent events
Issuance of shares for settlement of call option as a percentage of entity's issued share capital	5.00%
Binding agreement for Vodafone UK and Three UK merger | Vodafone UK and Three UK MergeCo after merger transaction | Three UK | If merger is executed
Subsequent events
Debt contributed to entity in merger transaction | £	£ 1,700
Percentage of ownership interest in entity that can be sold through put option	49.00%
Bond issuances and repurchases | Euro medium-term note, euro 750 million maturing 30 August 2084 [Member]
Subsequent events
Cash raised from bonds issued | €		€ 750
Bond issuances and repurchases | Euro medium-term note, GBP 500 million maturing 30 August 2084 [Member]
Subsequent events
Cash raised from bonds issued | £			£ 500
Bond issuances and repurchases | Subordinated debt security maturing 3 January 2079
Subsequent events
Repurchase of notes | €		€ 1,561
Bond issuances and repurchases | Subordinated debt security maturing 3 October 2078
Subsequent events
Repurchase of notes | $				$ 324,000,000